PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.4%
Issuer Shares Value ($)
Communication Services  9.4%
Diversified Telecommunication Services 0.1%
Lumen Technologies, Inc. 1,061 13,114
Entertainment 0.3%
Activision Blizzard, Inc. 754 59,574
Electronic Arts, Inc. 273 36,216
Total 95,790
Interactive Media & Services 7.7%
Alphabet, Inc. Class A
(a)
291 787,466
Alphabet, Inc. Class C
(a)
271 735,486
Meta Platforms, Inc. Class A
(a)
2,320 726,763
Total 2,249,715
Media 1.3%
Charter Communications, Inc. Class A
(a)
124 73,574
Comcast Corp. Class A 4,362 218,056
DISH Network Corp. Class A
(a)
241 7,567
Fox Corp. Class A 306 12,427
Fox Corp. Class B 147 5,466
Interpublic Group of Cos., Inc. (The) 374 13,292
New York Times Co. (The) Class A 161 6,445
News Corp. Class A 376 8,362
News Corp. Class B 119 2,647
Nexstar Media Group, Inc. Class A 39 6,450
Omnicom Group, Inc. 203 15,298
Sirius XM Holdings, Inc. 856 5,444
Total 375,028
Total Communication Services 2,733,647
Consumer Discretionary  12.4%
Automobiles 0.1%
Thor Industries, Inc. 256 24,215
Distributors 0.5%
Genuine Parts Co. 671 89,397
LKQ Corp. 1,281 70,314
Total 159,711
Diversified Consumer Services 0.4%
Grand Canyon Education, Inc.
(a)
209 17,489
H&R Block, Inc. 850 19,431
Service Corp. International 768 47,401
Terminix Global Holdings, Inc.
(a)
598 25,798
Total 110,119
Hotels, Restaurants & Leisure 6.2%
Booking Holdings, Inc.
(a)
198 486,314
Boyd Gaming Corp.
(a)
396 23,546
Darden Restaurants, Inc. 611 85,461
Expedia Group, Inc.
(a)
703 128,853
McDonald's Corp. 3,530 915,859
MGM Resorts International 1,949 83,261
Six Flags Entertainment Corp.
(a)
371 14,651
Travel + Leisure Co. 409 23,231
Wendy's Co. (The) 847 19,506
Wyndham Hotels & Resorts, Inc. 432 36,266
Total 1,816,948
Household Durables 2.0%
DR Horton, Inc. 1,548 138,113
Lennar Corp. Class A 1,279 122,925
Lennar Corp. Class B 75 6,055
Mohawk Industries, Inc.
(a)
271 42,783
NVR, Inc.
(a)
15 79,908
PulteGroup, Inc. 1,214 63,966
Tempur Sealy International, Inc. 867 34,515
Toll Brothers, Inc. 522 30,782
Common Stocks (continued)
Issuer Shares Value ($)
Whirlpool Corp. 287 60,324
Total 579,371
Multiline Retail 0.1%
Kohl's Corp. 731 43,648
Specialty Retail 2.3%
AutoNation, Inc.
(a)
214 23,326
AutoZone, Inc.
(a)
101 200,621
Bath & Body Works, Inc. 1,141 63,976
Dick's Sporting Goods, Inc. 298 34,389
Lithia Motors, Inc. 138 40,314
O'Reilly Automotive, Inc.
(a)
320 208,560
Penske Automotive Group, Inc. 149 15,143
Victoria's Secret & Co.
(a)
378 21,104
Williams-Sonoma, Inc. 368 59,079
Total 666,512
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.
(a)
709 42,590
Columbia Sportswear Co. 191 17,738
Hanesbrands, Inc. 1,638 26,372
PVH Corp. 342 32,493
Ralph Lauren Corp. 225 24,939
Tapestry, Inc. 1,332 50,549
Under Armour, Inc. Class A
(a)
909 17,117
Under Armour, Inc. Class C
(a)
956 15,286
Total 227,084
Total Consumer Discretionary 3,627,608
Consumer Staples  5.8%
Beverages 1.0%
Coca-Cola Co. (The) 4,585 279,731
Molson Coors Beverage Co. Class B 213 10,151
Total 289,882
Food & Staples Retailing 1.1%
Albertsons Cos., Inc. Class A 187 5,264
Kroger Co. (The) 886 38,621
Walgreens Boots Alliance, Inc. 863 42,943
Walmart, Inc. 1,707 238,655
Total 325,483
Food Products 1.0%
Archer-Daniels-Midland Co. 672 50,400
Flowers Foods, Inc. 225 6,329
Hershey Co. (The) 174 34,290
Ingredion, Inc. 81 7,671
JM Smucker Co. (The) 125 17,572
Kraft Heinz Co. (The) 824 29,499
Mondelez International, Inc. Class A 1,655 110,935
Tyson Foods, Inc. Class A 346 31,448
Total 288,144
Household Products 1.6%
Procter & Gamble Co. (The) 2,909 466,749
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
127 5,399
Tobacco 1.1%
Altria Group, Inc. 2,218 112,852
Philip Morris International, Inc. 1,875 192,844
Total 305,696
Total Consumer Staples 1,681,353
Energy  3.2%
Energy Equipment & Services 0.0%
NOV, Inc. 613 10,065
Oil, Gas & Consumable Fuels 3.2%
APA Corp. 586 19,461
ConocoPhillips 2,124 188,229

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2022 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Continental Resources, Inc. 103 5,350
Exxon Mobil Corp. 6,707 509,464
HollyFrontier Corp. 234 8,227
Marathon Oil Corp. 1,234 24,026
Marathon Petroleum Corp. 1,010 72,468
Occidental Petroleum Corp. 1,323 49,837
Valero Energy Corp. 645 53,516
Total 930,578
Total Energy 940,643
Financials  11.1%
Banks 3.6%
Bank OZK 295 13,821
Citigroup, Inc. 4,940 321,693
Comerica, Inc. 316 29,318
Fifth Third Bancorp 1,638 73,104
KeyCorp 2,266 56,786
Popular, Inc. 185 16,496
Synovus Financial Corp. 344 17,117
Wells Fargo & Co. 9,752 524,658
Total 1,052,993
Capital Markets 3.8%
Affiliated Managers Group, Inc. 99 14,475
Blackstone, Inc. 1,624 214,319
Cboe Global Markets, Inc. 247 29,277
Evercore, Inc. Class A 92 11,484
Goldman Sachs Group, Inc. (The) 797 282,680
Invesco Ltd. 796 18,037
Janus Henderson Group PLC 401 14,797
Jefferies Financial Group, Inc. 521 19,089
Lazard Ltd. Class A 240 10,474
Morgan Stanley 3,313 339,715
Raymond James Financial, Inc. 441 46,689
SEI Investments Co. 259 15,180
T Rowe Price Group, Inc. 545 84,164
Total 1,100,380
Consumer Finance 1.3%
Ally Financial, Inc. 852 40,657
Capital One Financial Corp. 1,046 153,480
Credit Acceptance Corp.
(a)
21 11,331
Discover Financial Services 703 81,372
OneMain Holdings, Inc. 266 13,742
SLM Corp. 723 13,260
Synchrony Financial 1,353 57,624
Total 371,466
Diversified Financial Services 0.1%
Voya Financial, Inc. 268 18,213
Insurance 2.2%
Allstate Corp. (The) 700 84,469
American Financial Group, Inc. 160 20,845
Axis Capital Holdings Ltd. 185 10,541
CNA Financial Corp. 66 3,030
Fidelity National Financial, Inc. 650 32,727
First American Financial Corp. 252 18,776
Lincoln National Corp. 450 31,491
Marsh & McLennan Cos., Inc. 1,204 184,983
Mercury General Corp. 63 3,444
MetLife, Inc. 1,734 116,282
Old Republic International Corp. 657 16,839
Prudential Financial, Inc. 915 102,087
Reinsurance Group of America, Inc. 162 18,602
Unum Group 487 12,360
Total 656,476
Common Stocks (continued)
Issuer Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 1,266 18,851
Annaly Capital Management, Inc. 3,360 26,544
Total 45,395
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. 814 12,357
Total Financials 3,257,280
Health Care  13.1%
Biotechnology 1.9%
AbbVie, Inc. 1,182 161,804
Alnylam Pharmaceuticals, Inc.
(a)
80 11,008
Amgen, Inc. 387 87,903
Biogen, Inc.
(a)
100 22,600
BioMarin Pharmaceutical, Inc.
(a)
124 10,990
CureVac NV
(a)
38 734
Exact Sciences Corp.
(a)
118 9,010
Exelixis, Inc.
(a)
208 3,765
Gilead Sciences, Inc. 850 58,378
Horizon Therapeutics PLC
(a)
147 13,719
Incyte Corp.
(a)
127 9,440
Ionis Pharmaceuticals, Inc.
(a)
97 3,084
Iovance Biotherapeutics, Inc.
(a)
101 1,682
Mirati Therapeutics, Inc.
(a)
29 3,460
Moderna, Inc.
(a)
242 40,978
Natera, Inc.
(a)
58 4,098
Neurocrine Biosciences, Inc.
(a)
65 5,136
Novavax, Inc.
(a)
53 4,966
Regeneron Pharmaceuticals, Inc.
(a)
67 40,775
Sage Therapeutics, Inc.
(a)
35 1,380
Sarepta Therapeutics, Inc.
(a)
56 4,008
Seagen, Inc.
(a)
92 12,375
Ultragenyx Pharmaceutical, Inc.
(a)
44 3,077
United Therapeutics Corp.
(a)
30 6,056
Vertex Pharmaceuticals, Inc.
(a)
176 42,777
Total 563,203
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 2,425 309,090
Baxter International, Inc. 890 76,042
Becton Dickinson and Co. 404 102,673
DENTSPLY SIRONA, Inc. 306 16,347
Envista Holdings Corp.
(a)
227 9,815
Hologic, Inc.
(a)
357 25,076
ICU Medical, Inc.
(a)
28 5,974
Integra LifeSciences Holdings Corp.
(a)
103 6,668
Medtronic PLC 1,907 197,355
Quidel Corp.
(a)
54 5,581
Total 754,621
Health Care Providers & Services 2.4%
AmerisourceBergen Corp. 208 28,330
Anthem, Inc. 338 149,055
Cardinal Health, Inc. 411 21,195
Centene Corp.
(a)
781 60,731
Cigna Corp. 465 107,164
CVS Health Corp. 1,834 195,339
DaVita, Inc.
(a)
97 10,512
Laboratory Corp. of America Holdings
(a)
133 36,091
McKesson Corp. 217 55,708
Molina Healthcare, Inc.
(a)
79 22,948
Quest Diagnostics, Inc. 170 22,953
Total 710,026
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 426 59,350

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2022 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Bruker Corp. 144 9,590
IQVIA Holdings, Inc.
(a)
269 65,878
Mettler-Toledo International, Inc.
(a)
32 47,126
Syneos Health, Inc.
(a)
145 13,131
Waters Corp.
(a)
87 27,851
Total 222,926
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co. 3,228 209,465
Johnson & Johnson 3,738 644,020
Merck & Co., Inc. 3,597 293,084
Organon & Co. 358 11,424
Perrigo Co. PLC 189 7,195
Pfizer, Inc. 7,796 410,771
Total 1,575,959
Total Health Care 3,826,735
Industrials  8.4%
Aerospace & Defense 1.2%
Curtiss-Wright Corp. 78 10,357
General Dynamics Corp. 472 100,111
Huntington Ingalls Industries, Inc. 76 14,227
Lockheed Martin Corp. 475 184,837
Textron, Inc. 429 29,198
Woodward, Inc. 110 12,130
Total 350,860
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc. 317 36,290
United Parcel Service, Inc. Class B 1,377 278,443
Total 314,733
Building Products 0.7%
A O Smith Corp. 252 19,258
Allegion PLC 173 21,232
Builders FirstSource, Inc.
(a)
385 26,176
Johnson Controls International PLC 1,372 99,703
Masco Corp. 472 29,892
Owens Corning 199 17,652
Total 213,913
Commercial Services & Supplies 0.8%
Cintas Corp. 165 64,603
Clean Harbors, Inc.
(a)
100 9,255
Republic Services, Inc. 401 51,192
Waste Management, Inc. 803 120,803
Total 245,853
Construction & Engineering 0.1%
AECOM 262 18,112
MasTec, Inc.
(a)
110 9,474
Total 27,586
Electrical Equipment 0.4%
Acuity Brands, Inc. 68 13,024
Emerson Electric Co. 1,141 104,915
nVent Electric PLC 318 11,000
Total 128,939
Industrial Conglomerates 0.3%
Roper Technologies, Inc. 200 87,432
Machinery 1.0%
Allison Transmission Holdings, Inc. 202 7,674
Crane Co. 94 9,730
Dover Corp. 277 47,065
Flowserve Corp. 251 8,188
Lincoln Electric Holdings, Inc. 110 14,062
Nordson Corp. 110 25,579
Oshkosh Corp. 131 14,909
Otis Worldwide Corp. 828 70,736
Common Stocks (continued)
Issuer Shares Value ($)
Pentair PLC 310 19,747
Snap-on, Inc. 101 21,033
Toro Co. (The) 208 20,089
Westinghouse Air Brake Technologies Corp. 351 31,204
Total 290,016
Professional Services 0.5%
CACI International, Inc. Class A
(a)
45 11,136
FTI Consulting, Inc.
(a)
65 9,478
ManpowerGroup, Inc. 104 10,906
Robert Half International, Inc. 208 23,558
TransUnion 367 37,845
Verisk Analytics, Inc. 303 59,427
Total 152,350
Road & Rail 2.2%
AMERCO 17 10,352
CSX Corp. 4,345 148,686
Knight-Swift Transportation Holdings, Inc. 305 17,257
Landstar System, Inc. 73 11,680
Norfolk Southern Corp. 470 127,835
Ryder System, Inc. 101 7,392
Union Pacific Corp. 1,250 305,688
Total 628,890
Trading Companies & Distributors 0.1%
Core & Main, Inc. Class A
(a)
110 2,646
Watsco, Inc. 63 17,801
Total 20,447
Total Industrials 2,461,019
Information Technology  28.0%
Communications Equipment 1.0%
Arista Networks, Inc.
(a)
222 27,597
Cisco Systems, Inc. 3,839 213,717
Lumentum Holdings, Inc.
(a)
68 6,901
Motorola Solutions, Inc. 152 35,255
Ubiquiti, Inc. 6 1,740
Total 285,210
Electronic Equipment, Instruments & Components 0.2%
Keysight Technologies, Inc.
(a)
172 29,037
Vontier Corp. 160 4,497
Zebra Technologies Corp. Class A
(a)
48 24,438
Total 57,972
IT Services 3.7%
Accenture PLC Class A 582 205,784
Amdocs Ltd. 120 9,107
Fidelity National Information Services, Inc. 582 69,793
Gartner, Inc.
(a)
74 21,748
Global Payments, Inc. 278 41,667
GoDaddy, Inc. Class A
(a)
156 11,811
Mastercard, Inc. Class A 806 311,422
Paychex, Inc. 296 34,857
SolarWinds Corp. 33 449
StoneCo Ltd. Class A
(a)
205 3,194
VeriSign, Inc.
(a)
91 19,763
Visa, Inc. Class A 1,568 354,634
Western Union Co. (The) 378 7,148
Total 1,091,377
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.
(a)
1,128 128,874
Applied Materials, Inc. 856 118,282
Cirrus Logic, Inc.
(a)
53 4,740
Lam Research Corp. 132 77,870
MKS Instruments, Inc. 52 8,077
Qorvo, Inc.
(a)
104 14,277

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2022 (Unaudited)
4 |
Common Stocks (continued)
Issuer Shares Value ($)
QUALCOMM, Inc. 1,046 183,845
Skyworks Solutions, Inc. 153 22,418
Teradyne, Inc. 152 17,849
Texas Instruments, Inc. 853 153,105
Total 729,337
Software 11.7%
Adobe, Inc.
(a)
432 230,818
ANSYS, Inc.
(a)
81 27,541
Aspen Technology, Inc.
(a)
63 9,460
Atlassian Corp. PLC Class A
(a)
128 41,515
Autodesk, Inc.
(a)
205 51,207
Bentley Systems, Inc. Class B 130 5,222
Cadence Design Systems, Inc.
(a)
251 38,187
Crowdstrike Holdings, Inc. Class A
(a)
187 33,780
DocuSign, Inc.
(a)
184 23,142
Dolby Laboratories, Inc. Class A 60 5,271
Dropbox, Inc. Class A
(a)
286 7,078
Dynatrace, Inc.
(a)
186 10,204
Fair Isaac Corp.
(a)
26 12,870
Fortinet, Inc.
(a)
119 35,372
Intuit, Inc. 236 131,034
Manhattan Associates, Inc.
(a)
59 7,898
McAfee Corp. Class A 64 1,642
Microsoft Corp. 6,855 2,131,768
NortonLifeLock, Inc. 505 13,135
Oracle Corp. 1,364 110,702
Palo Alto Networks, Inc.
(a)
88 45,531
salesforce.com, Inc.
(a)
859 199,829
ServiceNow, Inc.
(a)
183 107,198
SS&C Technologies Holdings, Inc. 209 16,693
Synopsys, Inc.
(a)
139 43,159
Teradata Corp.
(a)
102 4,115
Trade Desk, Inc. (The) Class A
(a)
402 27,955
VMware, Inc. Class A 186 23,897
Zoom Video Communications, Inc. Class A
(a)
203 31,319
Total 3,427,542
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc. 14,286 2,496,907
Dell Technologies, Inc. Class C
(a)
254 14,430
Hewlett Packard Enterprise Co. 1,228 20,053
HP, Inc. 1,115 40,954
NetApp, Inc. 208 17,994
Total 2,590,338
Total Information Technology 8,181,776
Materials  2.3%
Chemicals 1.0%
Celanese Corp. 250 38,928
CF Industries Holdings, Inc. 466 32,094
Chemours Co. (The) 378 12,364
Dow, Inc. 1,696 101,302
LyondellBasell Industries NV Class A 599 57,941
Mosaic Co. (The) 823 32,879
Olin Corp. 326 16,518
Westlake Chemical Corp. 76 7,497
Total 299,523
Construction Materials 0.0%
Eagle Materials, Inc. 93 13,564
Containers & Packaging 0.3%
Avery Dennison Corp. 188 38,619
International Paper Co. 897 43,280
Total 81,899
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 0.9%
Cleveland-Cliffs, Inc.
(a)
1,077 18,460
Freeport-McMoRan, Inc. 3,345 124,501
Nucor Corp. 668 67,735
Reliance Steel & Aluminum Co. 143 21,862
Steel Dynamics, Inc. 449 24,929
United States Steel Corp. 617 12,784
Total 270,271
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 209 13,886
Sylvamo Corp.
(a)
82 2,443
Total 16,329
Total Materials 681,586
Real Estate  3.2%
Equity Real Estate Investment Trusts (REITs) 2.9%
American Homes 4 Rent Class A 613 23,987
Brixmor Property Group, Inc. 639 16,205
Camden Property Trust 207 33,139
Cousins Properties, Inc. 319 12,301
CubeSmart 463 23,493
CyrusOne, Inc. 267 23,990
EPR Properties 158 6,947
Equity Residential 793 70,363
Essex Property Trust, Inc. 139 46,217
First Industrial Realty Trust, Inc. 275 16,714
Highwoods Properties, Inc. 221 9,529
Invitation Homes, Inc. 1,243 52,181
Iron Mountain, Inc. 603 27,690
Lamar Advertising Co. Class A 183 20,269
Life Storage, Inc. 167 22,537
Mid-America Apartment Communities, Inc. 248 51,257
Public Storage 320 114,730
SBA Communications Corp. 230 74,851
Simon Property Group, Inc. 703 103,482
SL Green Realty Corp. 147 10,660
Spirit Realty Capital, Inc. 255 12,102
Weyerhaeuser Co. 1,605 64,890
Total 837,534
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
713 72,255
Jones Lang LaSalle, Inc.
(a)
109 27,336
Total 99,591
Total Real Estate 937,125
Utilities  2.5%
Electric Utilities 2.3%
American Electric Power Co., Inc. 1,261 113,994
Duke Energy Corp. 1,927 202,451
Entergy Corp. 502 56,109
Evergy, Inc. 575 37,352
Exelon Corp. 2,439 141,340
FirstEnergy Corp. 1,370 57,485
Hawaiian Electric Industries, Inc. 266 11,305
IDACORP, Inc. 127 13,998
NRG Energy, Inc. 610 24,357
Total 658,391
Gas Utilities 0.1%
National Fuel Gas Co. 221 13,422
UGI Corp. 512 23,219
Total 36,641
Multi-Utilities 0.1%
MDU Resources Group, Inc. 506 14,861

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2022 (Unaudited)
| 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
NiSource, Inc. 989 28,859
Total 43,720
Total Utilities 738,752
Total Common Stocks
(Cost $25,476,316) 29,067,524
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 2,167 84,643
Total Exchange-Traded Equity Funds
(Cost $83,747) 84,643
Issuer Shares Value ($)
Money Market Funds 0.2%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
57,516 57,516
Total Money Market Funds
(Cost $57,516) 57,516
Total Investments in Securities
(Cost $25,617,579) 29,209,683
Other Assets & Liabilities, Net 20,635
Net Assets 29,230,318
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT305_10_M01_(03/22)
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